Capital Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of Capital Management	Capital, as defined above, is summarized in the following table:

	Year-ended December 31,
	2025	2024
Equity	$1,446,060	$798,571
Long-term debt	519,462	516,234
	1,965,522	1,314,805
Less: Cash	(391,874)	(252,535)
	$1,573,648	$1,062,270